N-2 - USD ($)					3 Months Ended
		Aug. 18, 2026	Jan. 14, 2026		Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023
Cover [Abstract]
Entity Central Index Key		0001377936
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		SARATOGA INVESTMENT CORP.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	%(1)
Offering expenses borne by us	—	%(2)
Dividend reinvestment plan expenses	None	(3)

Total stockholder transaction expenses	—%
Annual estimated expenses (as a percentage of average net assets attributable to common stock):
Management fees	4.35	%(4)
Incentive fees payable under the Management Agreement	2.40	%(5)
Interest payments on borrowed funds	12.15	%(6)
Other expenses	2.87	%(7)

Total annual expenses	21.76	%(8)
(1)	In the event that the shares of common stock to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses.
(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”
(4)	Our base management fee under the Management Agreement with Saratoga Investment Advisors is based on our gross assets, which is defined as our total assets, including those acquired using borrowings for investment purposes, but excluding cash and cash equivalents. See “Investment Advisory and Management Agreement” in Part I, Item 1 of our most recent Annual Report on Form 10-K. The fact that our base management fee is payable based upon our gross assets, rather than our net assets (i.e., total assets after deduction of any liabilities, including borrowings) means that our base management fee as a percentage of net assets attributable to common stock will increase when we utilize leverage.
(5)

The incentive fee consists of two parts. The first part is calculated and payable quarterly in arrears and equals 20% of our “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a preferred return, or “hurdle,” and a “catch up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence, managerial and consulting fees or other fees that we receive from portfolio companies) accrued by us during the fiscal quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement described below, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee).

The second part of the incentive fee is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Management Agreement) and equals 20% of our “incentive fee capital gains,” which equals our realized capital gains on a cumulative basis from May 31, 2010 through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fee. Under the Management Agreement, the capital gains portion of the incentive fee is based on realized gains and realized and unrealized losses from May 31, 2010. Therefore, realized and unrealized losses incurred prior to such time will not be taken into account when calculating the capital gains portion of the incentive fee, and Saratoga Investment Advisors will be entitled to 20% of incentive fee capital gains that arise after May 31, 2010. In addition, the cost basis for computing realized gains and losses on investments held by us as of May 31, 2010 will equal the fair value of such investments as of such date. See “Investment Advisory and Management Agreement” in in Part I, Item 1 of our most recent Annual Report on Form 10-K. We estimate this as zero for purposes of this table as these fees are difficult to predict, as they are based on capital gains and losses.

(6)	We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The 12.15% figure in the table includes all expected borrowing costs that we expect to incur over the next twelve months in connection with the special purpose vehicle financing credit facility with Live Oak Banking Company (the “Live Oak Credit Facility”) and the special purpose vehicle financing credit facility with Valley National Bank (the “Valley Credit Facility”). The costs associated with our outstanding borrowings are indirectly borne by our stockholders. We do not expect to issue any preferred stock during the next twelve months and, therefore, have not included the cost of issuing and servicing preferred stock in the table. In addition, all of the commitment fees, interest expense, amortized financing costs of the Valley Credit Facility, the Live Oak Credit Facility, the SBA debentures, the 4.375% notes due 2026 (the “4.375% 2026 Notes”), the 4.35% notes due 2027 (the “4.35% 2027 Notes”), the 6.00% notes due 2027 (the “6.00% 2027 Notes”), the 6.25% notes due 2027 (the “6.25% 2027 Notes), the 8.00% notes due 2027 (the “8.00% 2027 Notes”), the 8.125% 2027 Notes (the “8.125% 2027 Notes”), the 8.50% notes due 2028 (the “8.50% 2028 Notes”, and together with the 4.375% 2026 Notes, the 4.35% 2027 Notes, the 6.00% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, and the 8.125% 2027 Notes, the “Notes”), and the fees and expenses of issuing and servicing any other borrowings or leverage that we expect to incur during the next twelve months are included in the table and expense example presentation below. On April 16, 2018, our board of directors, including a majority of independent directors, approved the Company becoming subject to a minimum asset coverage ratio of 150%. The 150% asset coverage ratio became effective on April 16, 2019. See “Business” in Part I, Item 1 and “Risk Factors—Risks Related to Our Business and Structure— Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part I, Item 1A of our most recent Annual Report on Form 10-K.
(7)	“Other expenses” are based on estimated amounts for the quarter ended November 30, 2025 and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement.”
(8)	This figure includes all of the fees and expenses of our wholly owned subsidiaries, SBIC II LP, SBIC III LP, Saratoga Investment Funding II LLC, Saratoga Investment Funding III LLC, except SLF JV. As SLF JV is structured as private joint venture, with control and management shared equally between us and TJHA, no management fees are paid by SLF JV. Furthermore, this table reflects all of the fees and expenses borne by us with respect to our investment in Saratoga CLO.

Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]
Other Transaction Expenses [Percent]
Management Fees [Percent]	[3]	4.35%
Interest Expenses on Borrowings [Percent]	[4]	12.15%
Dividend and Interest Expenses on Short Sales [Percent]	[5]	0.00%
Incentive Fees [Percent]	[6]	2.40%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	2.87%
Total Annual Expenses [Percent]	[8]	21.76%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical $1,000 investment in our common stock, assuming an asset coverage ratio of 168.4% (the Company’s actual asset coverage as of November 30, 2025) and total annual expenses of 21.76% of net assets attributable to common stock as set forth in the fees and expenses table above, and (x) a 5.0% annual return resulting entirely from net realized capital gains (none of which is subject to the incentive fee) and (y) a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains). Transaction expenses are included in the following example. This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including cost of debt, if any, and other expenses) may be greater or less than those shown.

You would pay the following expenses on a $1,000 investment in our common stock:	1 Year	3 Years	5 Years	10 Years
assuming a 5% annual return resulting entirely from net realized capital gains (none of which is subject to the capital gains incentive fee)(1)	$223	$703	$1,232	$2,805
assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains)(2)	$233	$735	$1,288	$2,931
(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Moreover, the information set forth below does not include any transaction costs and expenses that investors will incur in connection with each offering of our securities pursuant to this prospectus. As a result, investors are urged to read the “Fees and Expenses” table contained in any corresponding prospectus supplement to fully understanding the actual transaction costs and expenses they will incur in connection with each such offering. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “Saratoga Investment Corp.,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Saratoga Investment Corp.

Basis of Transaction Fees, Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Moreover, the information set forth below does not include any transaction costs and expenses that investors will incur in connection with each offering of our securities pursuant to this prospectus. As a result, investors are urged to read the “Fees and Expenses” table contained in any corresponding prospectus supplement to fully understanding the actual transaction costs and expenses they will incur in connection with each such offering. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you,” “us” or “Saratoga Investment Corp.,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Saratoga Investment Corp.

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	%(1)
Offering expenses borne by us	—	%(2)
Dividend reinvestment plan expenses	None	(3)

Total stockholder transaction expenses	—%
Annual estimated expenses (as a percentage of average net assets attributable to common stock):
Management fees	4.35	%(4)
Incentive fees payable under the Management Agreement	2.40	%(5)
Interest payments on borrowed funds	12.15	%(6)
Other expenses	2.87	%(7)

Total annual expenses	21.76	%(8)
(1)	In the event that the shares of common stock to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses.
(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”
(4)	Our base management fee under the Management Agreement with Saratoga Investment Advisors is based on our gross assets, which is defined as our total assets, including those acquired using borrowings for investment purposes, but excluding cash and cash equivalents. See “Investment Advisory and Management Agreement” in Part I, Item 1 of our most recent Annual Report on Form 10-K. The fact that our base management fee is payable based upon our gross assets, rather than our net assets (i.e., total assets after deduction of any liabilities, including borrowings) means that our base management fee as a percentage of net assets attributable to common stock will increase when we utilize leverage.
(5)

The incentive fee consists of two parts. The first part is calculated and payable quarterly in arrears and equals 20% of our “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a preferred return, or “hurdle,” and a “catch up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence, managerial and consulting fees or other fees that we receive from portfolio companies) accrued by us during the fiscal quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement described below, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee).

The second part of the incentive fee is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Management Agreement) and equals 20% of our “incentive fee capital gains,” which equals our realized capital gains on a cumulative basis from May 31, 2010 through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fee. Under the Management Agreement, the capital gains portion of the incentive fee is based on realized gains and realized and unrealized losses from May 31, 2010. Therefore, realized and unrealized losses incurred prior to such time will not be taken into account when calculating the capital gains portion of the incentive fee, and Saratoga Investment Advisors will be entitled to 20% of incentive fee capital gains that arise after May 31, 2010. In addition, the cost basis for computing realized gains and losses on investments held by us as of May 31, 2010 will equal the fair value of such investments as of such date. See “Investment Advisory and Management Agreement” in in Part I, Item 1 of our most recent Annual Report on Form 10-K. We estimate this as zero for purposes of this table as these fees are difficult to predict, as they are based on capital gains and losses.

(6)	We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The 12.15% figure in the table includes all expected borrowing costs that we expect to incur over the next twelve months in connection with the special purpose vehicle financing credit facility with Live Oak Banking Company (the “Live Oak Credit Facility”) and the special purpose vehicle financing credit facility with Valley National Bank (the “Valley Credit Facility”). The costs associated with our outstanding borrowings are indirectly borne by our stockholders. We do not expect to issue any preferred stock during the next twelve months and, therefore, have not included the cost of issuing and servicing preferred stock in the table. In addition, all of the commitment fees, interest expense, amortized financing costs of the Valley Credit Facility, the Live Oak Credit Facility, the SBA debentures, the 4.375% notes due 2026 (the “4.375% 2026 Notes”), the 4.35% notes due 2027 (the “4.35% 2027 Notes”), the 6.00% notes due 2027 (the “6.00% 2027 Notes”), the 6.25% notes due 2027 (the “6.25% 2027 Notes), the 8.00% notes due 2027 (the “8.00% 2027 Notes”), the 8.125% 2027 Notes (the “8.125% 2027 Notes”), the 8.50% notes due 2028 (the “8.50% 2028 Notes”, and together with the 4.375% 2026 Notes, the 4.35% 2027 Notes, the 6.00% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, and the 8.125% 2027 Notes, the “Notes”), and the fees and expenses of issuing and servicing any other borrowings or leverage that we expect to incur during the next twelve months are included in the table and expense example presentation below. On April 16, 2018, our board of directors, including a majority of independent directors, approved the Company becoming subject to a minimum asset coverage ratio of 150%. The 150% asset coverage ratio became effective on April 16, 2019. See “Business” in Part I, Item 1 and “Risk Factors—Risks Related to Our Business and Structure— Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part I, Item 1A of our most recent Annual Report on Form 10-K.
(7)	“Other expenses” are based on estimated amounts for the quarter ended November 30, 2025 and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement.”
(8)	This figure includes all of the fees and expenses of our wholly owned subsidiaries, SBIC II LP, SBIC III LP, Saratoga Investment Funding II LLC, Saratoga Investment Funding III LLC, except SLF JV. As SLF JV is structured as private joint venture, with control and management shared equally between us and TJHA, no management fees are paid by SLF JV. Furthermore, this table reflects all of the fees and expenses borne by us with respect to our investment in Saratoga CLO.

Other Expenses, Note [Text Block]		“Other expenses” are based on estimated amounts for the quarter ended November 30, 2025 and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement.”
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities as of the fiscal years ended February 28, 2025 to February 28, 2011 is located in Note 8 to our audited consolidated financial statements in our most recent Annual Report on Form 10-K, and is incorporated by reference into the registration statement of which this prospectus is a part. Information about our senior securities as of November 30, 2025 is located in Note 8 to our unaudited consolidated financial statements in our most recent Quarterly Report on Form 10-Q, and is incorporated by reference into the registration statement of which this prospectus is a part. The report of our independent registered public accounting firm on the audited consolidated financial statements as of February 28, 2025 and February 29, 2024 and for each of the three years ended February 28, 2025, February 29, 2024 and February 28, 2023 is included in our most recent Annual Report on Form 10-K, filed on May 7, 2025, and is incorporated by reference into the registration statement of which this prospectus is a part.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We are a specialty finance company that invests primarily in senior and unitranche leveraged loans and mezzanine debt issued by private U.S. middle-market companies, both through direct lending and through participation in loan syndicates, and, to a lesser extent, equity issued by private U.S. middle-market companies. Our investment objective is to create attractive risk-adjusted returns by generating current income and, to a lesser extent, capital appreciation from our investments.

We are externally managed and advised by Saratoga Investment Advisors, LLC, a New York-based investment firm affiliated with Saratoga Partners, a middle-market private equity investment firm.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a high degree of risk. In addition to the other information contained in this prospectus and any accompanying prospectus supplement, you should consider carefully the following information before making an investment in our securities. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Risk Factors” in Part I, Item 1A of our most recent Annual Report on Form 10-K and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described in these documents could materially adversely affect our business, financial condition and results of operations. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our NAV and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus.

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

Our common stock is traded on the NYSE under the symbol “SAR”. The following table lists the high and low closing sale price for our common stock, and the closing sale price as a percentage of NAV for each fiscal quarter during the last two most recently completed fiscal years and any subsequent interim periods.

Period	NAV (1)	High Closing Sales Price	Low Closing Sales Price	Premium / (Discount) of High Sales Price to NAV (2)	Premium / (Discount) of Low Sales Price to NAV (2)
Year ending February 28, 2026
First Quarter	$25.52	$25.79	$21.46	1.06%	(15.91)%
Second Quarter	25.61	25.54	24.08	(0.27)	(5.97)
Third Quarter	25.59	25.55	21.56	(0.16)	(15.75)
Fourth Quarter (through January 14, 2026)	*	23.55	22.44	*	*
Year ended February 28, 2025
First Quarter	$26.85	$24.09	$22.52	(10.28)%	(16.13)%
Second Quarter	27.07	24.42	21.91	(9.79)	(19.06)
Third Quarter	26.95	26.07	22.95	(3.27)	(14.84)
Fourth Quarter	25.86	26.00	23.52	0.54	(9.05)
Year ended February 29, 2024
First Quarter	$28.48	$28.10	$22.82	(1.33)%	(19.87)
Second Quarter	28.44	28.64	25.70	0.70	(9.63)
Third Quarter	27.42	26.60	23.05	(2.99)	(15.94)
Fourth Quarter	27.12	26.73	22.77	(1.44)	(16.04)
*	NAV has not yet been determined.
(1)	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)	Calculated as the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.

Lowest Price or Bid			$ 22.44			$ 24.08	$ 21.46	$ 23.52	$ 22.95	$ 21.91	$ 22.52	$ 22.77	$ 23.05	$ 25.7	$ 22.82
Highest Price or Bid			$ 23.55		$ 25.55	$ 25.54	$ 25.79	$ 26	$ 26.07	$ 24.42	$ 24.09	$ 26.73	$ 26.6	$ 28.64	$ 28.1
Lowest Price or Bid, NAV					$ 21.56
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			[10]	(0.16%)	(0.27%)	1.06%	0.54%	(3.27%)	(9.79%)	(10.28%)	(1.44%)	(2.99%)	0.70%	(1.33%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			[10]	(15.75%)	(5.97%)	(15.91%)	(9.05%)	(14.84%)	(19.06%)	(16.13%)	(16.04%)	(15.94%)	(9.63%)	(19.87%)
NAV Per Share	[11]			[10]	$ 25.59	$ 25.61	$ 25.52	$ 25.86	$ 26.95	$ 27.07	$ 26.85	$ 27.12	$ 27.42	$ 28.44	$ 28.48
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and our charter and bylaws, which we collectively refer to as our “governing documents.”

As of the date of this prospectus, our authorized stock consists of 100,000,000 shares of common stock, par value $0.001 per share, all of which are designated as shares of common stock. Our common stock trades under the symbol “SAR” on the NYSE. There are no outstanding options or warrants to purchase our common stock. No shares of common stock have been authorized for issuance under any equity compensation plans. Under the MGCL, our stockholders generally are not personally liable for our debts or obligations.

Under our governing documents, our board of directors is authorized to create new classes or series of shares of stock and to authorize the issuance of shares of stock without obtaining stockholder approval. Our charter provides that the board of directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

Each share of our common stock has equal rights as to earnings, assets, dividends and voting and all of our outstanding shares of common stock are duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights.

In the event of our liquidation, dissolution or winding up, each share of common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of shares of our preferred stock, if any are outstanding at such time. Each share of our common stock entitles its holder to cast one vote on all matters submitted to a vote of stockholders, including the election and removal of directors.

The following table sets forth information regarding our authorized shares of stock under our charter and shares of stock outstanding as of January 14, 2026.

Title of Class	Shares Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	100,000,000	—	16,184,058

Preferred Stock

Our governing documents authorize our board of directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. Prior to the issuance of shares of stock of each class or series, the board of directors is required by our governing documents to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series of shares of stock. Thus, the board of directors could authorize the issuance of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. In addition, as a BDC, any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, the aggregate dividend or distribution on, or purchase price of, such shares of preferred stock together with all other indebtedness and senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock is in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding shares of preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions.

Security Title [Text Block]		CAPITAL STOCK
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]		Each share of our common stock entitles its holder to cast one vote on all matters submitted to a vote of stockholders, including the election and removal of directors.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, exchange, conversion or redemption rights.In the event of our liquidation, dissolution or winding up, each share of common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of shares of our preferred stock, if any are outstanding at such time.
Long Term Debt [Table Text Block]

DESCRIPTION OF OUR DEBT SECURITIES

We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “—Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to our debt securities.

All the material terms of the indenture and the supplemental indenture, as well as an explanation of your rights as a holder of debt securities, are described in this prospectus and in the prospectus supplement accompanying this prospectus. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. A copy of the form of indenture is incorporated by reference as an exhibit to the registration statement of which this prospectus is a part. See “Available Information” for information on how to obtain a copy of the indenture. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available.

The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered by including:

●	the designation or title of the series of debt securities;
●	the total principal amount of the series of debt securities;
●	the percentage of the principal amount at which the series of debt securities will be offered;
●	the date or dates on which principal will be payable;
●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
●	whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
●	the terms for redemption, extension or early repayment, if any;
●	the currencies in which the series of debt securities are issued and payable;
●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
●	the place or places, if any, other than or in addition to the Borough of Manhattan in the City of New York, of payment, transfer, conversion and/or exchange of the debt securities;
●	the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);
●	the provision for any sinking fund;
●	any restrictive covenants;
●	any Events of Default (as defined in “Events of Default” below);
●	whether the series of debt securities are issuable in certificated form;
●	any provisions for defeasance or covenant defeasance;
●	any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;
●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
●	whether the debt securities are subject to subordination and the terms of such subordination;
●	whether the debt securities are secured and the terms of any security interest;
●	the listing, if any, on a securities exchange; and
●	any other terms.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

Under the provisions of the 1940 Act, we, as a BDC, pursuant to the approval of our board of directors, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of debt, but giving effect to any exemptive relief granted to us by the SEC. For a discussion of the legislation that took effect that allows us to incur additional leverage, see “Risk Factors — Risks Relating to Our Business and Structure — Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part I, Item 1A of our most recent Annual Report on Form 10-K. In addition, while any indebtedness and senior securities remain outstanding, we must make provisions to prohibit the distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. For a discussion of the risks associated with leverage, see “Risk Factors—Risks Related to Our Business and Structure—Regulations governing our operation as a BDC will affect our ability to raise additional capital.”

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”) may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “—Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

The indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk protection or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

Issuance of Securities in Registered Form

We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.

Book-Entry Holders

We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.

Under the indenture, only the person in whose name a debt security is registered is recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.

As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.

Street Name Holders

In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.

For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.

Legal Holders

Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.

For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.

When we refer to you in this Description of Our Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.

Special Considerations for Indirect Holders

If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:

●	how it handles securities payments and notices;
●	whether it imposes fees or charges;
●	how it would handle a request for the holders’ consent, if ever required;
●	whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;
●	how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and
●	if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.

Global Securities

As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.

Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.

A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “—Termination of a Global Security.” As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.

Special Considerations for Global Securities

As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.

If debt securities are issued only in the form of a global security, an investor should be aware of the following:

●	an investor cannot cause the debt securities to be registered in his or her name and cannot obtain certificates for his or her interest in the debt securities, except in the special situations we describe below;
●	an investor will be an indirect holder and must look to his or her own bank or broker for payments on the debt securities and protection of his or her legal rights relating to the debt securities, as we describe under “—Issuance of Securities in Registered Form” above;
●	an investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form;
●	an investor may not be able to pledge his or her interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective;
●	the depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way;
●	if we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series;
●	an investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee;
●	DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds; your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security; and
●	financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities; there may be more than one financial intermediary in the chain of ownership for an investor; we do not monitor and are not responsible for the actions of any of those intermediaries.

Termination of a Global Security

If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “—Issuance of Securities in Registered Form” above.

The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not we or the applicable trustee, is responsible for deciding the investors in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.

Payment and Paying Agents

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “—Special Considerations for Global Securities.”

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.

Alternatively, at our option, we may pay any cash interest that becomes due on the debt security by mailing a check to the holder at his, her or its address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.

Payment When Offices Are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following:

●	we do not pay the principal of (or premium, if any, on) a debt security of the series when due;
●	we do not pay interest on a debt security of the series when due, and such default is not cured within 30 days;
●	we do not deposit any sinking fund payment in respect of debt securities of the series within two business days of its due date;
●	we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding debt securities of the series);
●	we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days;
●	the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100 per centum on the last business day of each of twenty-four consecutive calendar months, after giving effect to any exemptive relief granted to the Company by the SEC; or
●	any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.

Except in the cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection from expenses and liability reasonably satisfactory to it (called an “indemnity”). If indemnity reasonably satisfactory to it is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;
●	the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer the trustee indemnity, security or both reasonably satisfactory to it against the costs, expenses and other liabilities of taking that action;
●	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and
●	the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Waiver of Default

Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another corporation. We are also permitted to sell all or substantially all of our assets to another corporation. However, we may not take any of these actions unless all the following conditions are met:

●	where we merge out of existence or sell substantially all our assets, the resulting corporation or transferee must agree to be legally responsible for our obligations under the debt securities;
●	the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;
●	we must deliver certain certificates and documents to the trustee; and
●	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;
●	reduce any amounts due on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;
●	adversely affect any right of repayment at the holder’s option;
●	change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
●	if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent.

The holders of a majority in principal amount of a series of debt securities issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
●	for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and
●	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “—Defeasance—Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieved covenant defeasance and your debt securities were subordinated as described under “—Indenture Provisions—Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, we must do the following:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
●	we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit;
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;
●	defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments;
●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
●	satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal income tax law or we obtain an IRS ruling, as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
●	we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;
●	defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments;
●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
●	satisfy the conditions for full defeasance contained in any supplemental indentures.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “—Indenture Provisions—Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.

Form, Exchange and Transfer of Certificated Registered Securities

If registered debt securities cease to be issued in book-entry form, they will be issued:

●	only in fully registered certificated form;
●	without interest coupons; and
●	unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.

Holders may exchange their certificated securities for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.

Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in the prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.

Resignation of Trustee

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Indenture Provisions—Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution received by the trustee in respect of such subordinated debt securities or by the holders of any of such subordinated debt securities must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed, that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.

Secured Indebtedness and Ranking

Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. The debt securities, whether secured or unsecured, of the Company will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities (i.e., the holders of the debt securities will not have access to the assets of the Company’s subsidiaries, financing vehicles or similar facilities until after all of these entities’ creditors have been paid and the remaining assets have been distributed up to the Company as the equity holder of these entities). In this regard, any notes that we may issue will be strictly the obligation of the Company, and not of Saratoga CLO, or any subsidiary we may form in the future.

In the event of our bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.

The Trustee under the Indenture

U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) serves as the trustee under the indenture.

Certain Considerations Relating to Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Long Term Debt, Title [Text Block]		DEBT SECURITIES
Long Term Debt, Structuring [Text Block]

Indenture Provisions—Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution received by the trustee in respect of such subordinated debt securities or by the holders of any of such subordinated debt securities must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed, that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.

Secured Indebtedness and Ranking

Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. The debt securities, whether secured or unsecured, of the Company will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities (i.e., the holders of the debt securities will not have access to the assets of the Company’s subsidiaries, financing vehicles or similar facilities until after all of these entities’ creditors have been paid and the remaining assets have been distributed up to the Company as the equity holder of these entities). In this regard, any notes that we may issue will be strictly the obligation of the Company, and not of Saratoga CLO, or any subsidiary we may form in the future.

In the event of our bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.

Long Term Debt, Dividends and Covenants [Text Block]

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following:

●	we do not pay the principal of (or premium, if any, on) a debt security of the series when due;
●	we do not pay interest on a debt security of the series when due, and such default is not cured within 30 days;
●	we do not deposit any sinking fund payment in respect of debt securities of the series within two business days of its due date;
●	we remain in breach of a covenant in respect of debt securities of the series for 60 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25% of the principal amount of the outstanding debt securities of the series);
●	we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 60 days;
●	the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100 per centum on the last business day of each of twenty-four consecutive calendar months, after giving effect to any exemptive relief granted to the Company by the SEC; or
●	any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.

Except in the cases of default, where the trustee has some special duties, the trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection from expenses and liability reasonably satisfactory to it (called an “indemnity”). If indemnity reasonably satisfactory to it is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;
●	the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer the trustee indemnity, security or both reasonably satisfactory to it against the costs, expenses and other liabilities of taking that action;
●	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and
●	the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Waiver of Default

Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another corporation. We are also permitted to sell all or substantially all of our assets to another corporation. However, we may not take any of these actions unless all the following conditions are met:

●	where we merge out of existence or sell substantially all our assets, the resulting corporation or transferee must agree to be legally responsible for our obligations under the debt securities;
●	the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;
●	we must deliver certain certificates and documents to the trustee; and
●	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Your Approval

First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;
●	reduce any amounts due on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;
●	adversely affect any right of repayment at the holder’s option;
●	change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
●	if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent.

The holders of a majority in principal amount of a series of debt securities issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
●	for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and
●	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “—Defeasance—Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law and the indenture, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieved covenant defeasance and your debt securities were subordinated as described under “—Indenture Provisions—Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, we must do the following:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
●	we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit;
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;
●	defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments;
●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
●	satisfy the conditions for covenant defeasance contained in any supplemental indentures.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal income tax law or we obtain an IRS ruling, as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
●	we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;
●	defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments;
●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
●	satisfy the conditions for full defeasance contained in any supplemental indentures.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “—Indenture Provisions—Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.

Other Securities [Table Text Block]

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting or other arrangement with one or more underwriters or other persons pursuant to which such underwriters or other persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then current NAV per share of common stock, excluding underwriting commissions, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than one-third of our outstanding common stock at the time such rights are issued. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. Our common stockholders will indirectly bear the expenses of such subscription rights offerings, regardless of whether our common stockholders exercise any subscription rights.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

●	the title of such subscription rights;
●	the exercise price or a formula for the determination of the exercise price for such subscription rights;
●	the number or a formula for the determination of the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable;
●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●	the date on which the right to exercise such subscription rights would commence, and the date on which such rights shall expire (subject to any extension);
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities;
●	if applicable, the material terms of any standby underwriting or other purchase arrangement that we may enter into in connection with the subscription rights offering; and
●	any other terms of such subscription rights, including terms, procedures and limitations relating to the exchange and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock or other securities at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby or another report filed with the SEC. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the applicable prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void. We have not previously completed such an offering of subscription rights.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement, we will forward, as soon as practicable, the shares of common stock or other securities purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to stockholders, persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, including pursuant to standby underwriting or other arrangements, as set forth in the applicable prospectus supplement.

Dilutive Effects

Any stockholder who chooses not to participate in a rights offering should expect to own a smaller interest in the Company upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of stockholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current NAV per share, the rights offering may reduce our NAV per share. The amount of dilution that a stockholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our stockholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants and will be subject to compliance with the 1940 Act.

As described further below, subject to receiving stockholder approval to issue warrants at a future annual meeting of stockholders, we may issue warrants to purchase shares of our common stock or debt securities. Such warrants may be issued independently or together with shares of common stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title and aggregate number of such warrants;
●	the price or prices at which such warrants will be issued;
●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●	in the case of warrants to purchase common stock, the number of shares of common stock purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire (subject to any extension);
●	whether such warrants will be issued in registered form or bearer form;
●	if applicable, the minimum or maximum amount of such warrants that may be exercised at any one time;
●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●	the terms of any rights to redeem, or call such warrants;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the warrants;
●	if applicable, a discussion of certain U.S. federal income tax considerations; and
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Each warrant will entitle the holder to purchase for cash such common stock at the exercise price or such principal amount of debt securities as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the warrants offered thereby. Warrants may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date set forth in the prospectus supplement. After the close of business on the expiration date, unexercised warrants will become void.

Upon receipt of payment and a warrant certificate properly completed and duly executed at the corporate trust office of the warrant agent or any other office indicated in the prospectus supplement, we will, as soon as practicable, forward the securities purchasable upon such exercise. If less than all of the warrants represented by such warrant certificate are exercised, a new warrant certificate will be issued for the remaining warrants. If we so indicate in the applicable prospectus supplement, holders of the warrants may surrender securities as all or part of the exercise price for warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock, the right to receive dividends or other distributions, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that (i) the warrants expire by their terms within ten years, (ii) the exercise or conversion price is not less than the current market value at the date of issuance, (iii) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of us and our stockholders and (iv) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

We may in the future seek the approval of our stockholders to approve a proposal to authorize us to issue securities to subscribe to, convert to, or purchase shares of our common stock in one or more offerings. Such authorization will have no expiration. If we do not receive such stockholder approval, we will not issue any warrants.

Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		16,184,058
Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		WARRANTS
Other Security, Description [Text Block]

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants and will be subject to compliance with the 1940 Act.

As described further below, subject to receiving stockholder approval to issue warrants at a future annual meeting of stockholders, we may issue warrants to purchase shares of our common stock or debt securities. Such warrants may be issued independently or together with shares of common stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title and aggregate number of such warrants;
●	the price or prices at which such warrants will be issued;
●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●	in the case of warrants to purchase common stock, the number of shares of common stock purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire (subject to any extension);
●	whether such warrants will be issued in registered form or bearer form;
●	if applicable, the minimum or maximum amount of such warrants that may be exercised at any one time;
●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●	the terms of any rights to redeem, or call such warrants;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the warrants;
●	if applicable, a discussion of certain U.S. federal income tax considerations; and
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Each warrant will entitle the holder to purchase for cash such common stock at the exercise price or such principal amount of debt securities as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the warrants offered thereby. Warrants may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date set forth in the prospectus supplement. After the close of business on the expiration date, unexercised warrants will become void.

Upon receipt of payment and a warrant certificate properly completed and duly executed at the corporate trust office of the warrant agent or any other office indicated in the prospectus supplement, we will, as soon as practicable, forward the securities purchasable upon such exercise. If less than all of the warrants represented by such warrant certificate are exercised, a new warrant certificate will be issued for the remaining warrants. If we so indicate in the applicable prospectus supplement, holders of the warrants may surrender securities as all or part of the exercise price for warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock, the right to receive dividends or other distributions, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that (i) the warrants expire by their terms within ten years, (ii) the exercise or conversion price is not less than the current market value at the date of issuance, (iii) our stockholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of us and our stockholders and (iv) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

We may in the future seek the approval of our stockholders to approve a proposal to authorize us to issue securities to subscribe to, convert to, or purchase shares of our common stock in one or more offerings. Such authorization will have no expiration. If we do not receive such stockholder approval, we will not issue any warrants.

Subject to the Capital Gains Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[12]	$ 223
Expense Example, Years 1 to 3	[12]	703
Expense Example, Years 1 to 5	[12]	1,232
Expense Example, Years 1 to 10	[12]	2,805
Subject to the Incentive Fee Based on Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13]	233
Expense Example, Years 1 to 3	[13]	735
Expense Example, Years 1 to 5	[13]	1,288
Expense Example, Years 1 to 10	[13]	$ 2,931
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting or other arrangement with one or more underwriters or other persons pursuant to which such underwriters or other persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then current NAV per share of common stock, excluding underwriting commissions, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance and the common stock to be purchased in connection with the rights represents no more than one-third of our outstanding common stock at the time such rights are issued. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. Our common stockholders will indirectly bear the expenses of such subscription rights offerings, regardless of whether our common stockholders exercise any subscription rights.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

●	the title of such subscription rights;
●	the exercise price or a formula for the determination of the exercise price for such subscription rights;
●	the number or a formula for the determination of the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable;
●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
●	the date on which the right to exercise such subscription rights would commence, and the date on which such rights shall expire (subject to any extension);
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities;
●	if applicable, the material terms of any standby underwriting or other purchase arrangement that we may enter into in connection with the subscription rights offering; and
●	any other terms of such subscription rights, including terms, procedures and limitations relating to the exchange and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock or other securities at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby or another report filed with the SEC. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the applicable prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void. We have not previously completed such an offering of subscription rights.

Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement, we will forward, as soon as practicable, the shares of common stock or other securities purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to stockholders, persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, including pursuant to standby underwriting or other arrangements, as set forth in the applicable prospectus supplement.

Dilutive Effects

Any stockholder who chooses not to participate in a rights offering should expect to own a smaller interest in the Company upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of stockholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our then current NAV per share, the rights offering may reduce our NAV per share. The amount of dilution that a stockholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our stockholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

[1]	In the event that the shares of common stock to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
[2]	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses.
[3]	Our base management fee under the Management Agreement with Saratoga Investment Advisors is based on our gross assets, which is defined as our total assets, including those acquired using borrowings for investment purposes, but excluding cash and cash equivalents. See “Investment Advisory and Management Agreement” in Part I, Item 1 of our most recent Annual Report on Form 10-K. The fact that our base management fee is payable based upon our gross assets, rather than our net assets (i.e., total assets after deduction of any liabilities, including borrowings) means that our base management fee as a percentage of net assets attributable to common stock will increase when we utilize leverage.
[4]	We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The 12.15% figure in the table includes all expected borrowing costs that we expect to incur over the next twelve months in connection with the special purpose vehicle financing credit facility with Live Oak Banking Company (the “Live Oak Credit Facility”) and the special purpose vehicle financing credit facility with Valley National Bank (the “Valley Credit Facility”). The costs associated with our outstanding borrowings are indirectly borne by our stockholders. We do not expect to issue any preferred stock during the next twelve months and, therefore, have not included the cost of issuing and servicing preferred stock in the table. In addition, all of the commitment fees, interest expense, amortized financing costs of the Valley Credit Facility, the Live Oak Credit Facility, the SBA debentures, the 4.375% notes due 2026 (the “4.375% 2026 Notes”), the 4.35% notes due 2027 (the “4.35% 2027 Notes”), the 6.00% notes due 2027 (the “6.00% 2027 Notes”), the 6.25% notes due 2027 (the “6.25% 2027 Notes), the 8.00% notes due 2027 (the “8.00% 2027 Notes”), the 8.125% 2027 Notes (the “8.125% 2027 Notes”), the 8.50% notes due 2028 (the “8.50% 2028 Notes”, and together with the 4.375% 2026 Notes, the 4.35% 2027 Notes, the 6.00% 2027 Notes, the 6.25% 2027 Notes, the 8.00% 2027 Notes, and the 8.125% 2027 Notes, the “Notes”), and the fees and expenses of issuing and servicing any other borrowings or leverage that we expect to incur during the next twelve months are included in the table and expense example presentation below. On April 16, 2018, our board of directors, including a majority of independent directors, approved the Company becoming subject to a minimum asset coverage ratio of 150%. The 150% asset coverage ratio became effective on April 16, 2019. See “Business” in Part I, Item 1 and “Risk Factors—Risks Related to Our Business and Structure— Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part I, Item 1A of our most recent Annual Report on Form 10-K.
[5]	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”
[6]

The incentive fee consists of two parts. The first part is calculated and payable quarterly in arrears and equals 20% of our “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a preferred return, or “hurdle,” and a “catch up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence, managerial and consulting fees or other fees that we receive from portfolio companies) accrued by us during the fiscal quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement described below, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee).

The second part of the incentive fee is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Management Agreement) and equals 20% of our “incentive fee capital gains,” which equals our realized capital gains on a cumulative basis from May 31, 2010 through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fee. Under the Management Agreement, the capital gains portion of the incentive fee is based on realized gains and realized and unrealized losses from May 31, 2010. Therefore, realized and unrealized losses incurred prior to such time will not be taken into account when calculating the capital gains portion of the incentive fee, and Saratoga Investment Advisors will be entitled to 20% of incentive fee capital gains that arise after May 31, 2010. In addition, the cost basis for computing realized gains and losses on investments held by us as of May 31, 2010 will equal the fair value of such investments as of such date.
[7]	“Other expenses” are based on estimated amounts for the quarter ended November 30, 2025 and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement.”
[8]	This figure includes all of the fees and expenses of our wholly owned subsidiaries, SBIC II LP, SBIC III LP, Saratoga Investment Funding II LLC, Saratoga Investment Funding III LLC, except SLF JV. As SLF JV is structured as private joint venture, with control and management shared equally between us and TJHA, no management fees are paid by SLF JV. Furthermore, this table reflects all of the fees and expenses borne by us with respect to our investment in Saratoga CLO.
[9]	Calculated as the respective high or low closing sales price divided by the quarter end NAV and subtracting 1.
[10]	NAV has not yet been determined.
[11]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[12]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[13]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.